Eaton Vance

Municipal Income 2028 Term Trust

April 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 152.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.8%
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$1,500	$1,866,690

		$1,866,690

Education — 0.9%
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(1)	$590	$583,657
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/29(1)	465	472,459
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.50%, 6/1/33(1)	265	222,086
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science), 4.125%, 12/15/28(1)	580	598,456

		$1,876,658

Electric Utilities — 4.9%
Salt River Agricultural Improvement and Power District, AZ, 5.00%, 12/1/30(2)	$10,000	$10,773,200

		$10,773,200

Escrowed/Prerefunded — 8.5%
Hawaii, Prerefunded to 11/1/22, 5.00%, 11/1/28(2)	$5,400	$5,968,296
Hawaii, Prerefunded to 11/1/22, 5.00%, 11/1/28(2)	185	204,469
Hawaii, Prerefunded to 11/1/22, 5.00%, 11/1/28(2)	2,415	2,669,155
Lancaster Industrial Development Authority, PA, (Garden Spot Village), Prerefunded to 5/1/23, 5.375%, 5/1/28	600	668,142
Rutgers State University, NJ, Prerefunded to 5/1/23, 4.00%, 5/1/30(2)	8,425	9,225,628

		$18,735,690

General Obligations — 39.5%
Chicago Board of Education, IL, 5.00%, 12/1/26	$3,000	$3,052,290
Chicago Board of Education, IL, 5.00%, 12/1/27	500	508,160
Clackamas Community College District, OR, 0.00%, 6/15/28	1,830	1,477,121
Clackamas Community College District, OR, 0.00%, 6/15/29	1,000	771,460
Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/28	1,000	787,580
Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/29	2,395	1,797,471
Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/30	2,575	1,837,984
Detroit, MI, 5.00%, 4/1/27	1,700	1,747,532
Fresno Unified School District, CA, (Election of 2010), 0.00%, 8/1/30	800	564,848
Fresno Unified School District, CA, (Election of 2010), 0.00%, 8/1/31	955	640,547
Illinois, 5.00%, 11/1/29	1,500	1,445,100
Illinois, 5.00%, 5/1/33	3,200	3,038,592
Illinois, 5.00%, 5/1/39	1,165	1,083,904
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	5,000	3,387,800
Pennsylvania, 4.00%, 4/1/29(2)	10,000	10,662,100
Portland Community College District, OR, 3.25%, 6/15/32(2)	10,250	10,617,462
Riverside County Community College District, CA, (Election of 2004), 0.00%, 8/1/29	1,500	1,122,285

Security	Principal Amount (000’s omitted)	Value
Riverside County Community College District, CA, (Election of 2004), 0.00%, 8/1/30	$1,250	$886,738
San Bernardino Community College District, CA, 4.00%, 8/1/30(2)	10,000	10,695,400
Tempe Union High School District No. 213, AZ, 4.00%, 7/1/29(2)	4,200	4,498,242
Tempe Union High School District No. 213, AZ, 4.00%, 7/1/30(2)	4,350	4,645,844
Texas, (Texas Transportation Commission), 4.00%, 10/1/31(2)	10,000	10,953,100
Washington, 4.00%, 7/1/29(2)	10,000	10,758,100

		$86,979,660

Hospital — 14.3%
California Health Facilities Financing Authority, (Providence Health & Services), 4.00%, 10/1/28(2)	$10,000	$10,942,900
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital), Prerefunded to 7/1/23, 5.00%, 7/1/28	2,500	2,688,875
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/29	2,635	3,088,563
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/29(1)	450	491,575
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(1)	1,000	1,088,180
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/29	985	1,038,929
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Health Care System), 4.00%, 11/15/32(2)	10,000	10,467,500
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.00%, 8/1/28	1,500	1,615,860

		$31,422,382

Housing — 5.2%
Pennsylvania Housing Finance Agency, SFMR, (AMT), 3.90%, 10/1/28(2)	$1,110	$1,157,541
Virginia Housing Development Authority, 3.625%, 1/1/31(2)	10,000	10,352,700

		$11,510,241

Industrial Development Revenue — 6.5%
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	$2,395	$2,456,001
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	540	552,101
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	3,000	3,067,230
National Finance Authority, NH, (Covanta), (AMT), 4.00%, 11/1/27(1)	2,500	2,352,825
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	1,355	1,358,577
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(1)	1,200	1,200,564
Public Finance Authority, WI, (Celanese Corp.), 4.05%, 11/1/30	3,000	2,683,260
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(1)	555	523,493
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	105	104,480

		$14,298,531

Insured-Electric Utilities — 2.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$500	$512,755
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	5,000	5,106,250

		$5,619,005

Insured-General Obligations — 3.4%
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/28	$250	$302,672
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/29	4,000	3,008,440
Luzerne County, PA, (AGM), 5.00%, 11/15/29	2,000	2,334,380

Security	Principal Amount (000’s omitted)	Value
McHenry County Community Unit School District No. 12, IL, (AGM), 4.25%, 1/1/29	$1,230	$1,330,860
Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/28	500	503,995

		$7,480,347

Insured-Special Tax Revenue — 1.4%
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	$1,475	$1,475,693
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	1,480	1,624,922

		$3,100,615

Insured-Transportation — 5.3%
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	$795	$877,147
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	1,340	1,371,370
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	9,095	6,691,828
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	1,000	1,101,100
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/20	1,625	1,614,909

		$11,656,354

Insured-Water and Sewer — 3.1%
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/27	$875	$674,284
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/29	1,225	821,056
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/30	1,045	651,944
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/33	5,870	2,991,117
Passaic Valley Sewerage Commissioners, NJ, (NPFG), 2.50%, 12/1/32	655	654,994
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	1,000	1,005,830

		$6,799,225

Lease Revenue/Certificates of Participation — 2.8%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/31	$1,000	$1,076,050
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/28	3,000	3,112,680
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/30	2,000	2,045,940

		$6,234,670

Other Revenue — 6.5%
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	$700	$728,399
Oregon Department of Administrative Services, Lottery Revenue, 4.00%, 4/1/29(2)	10,000	10,691,500
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/32	2,460	2,920,610

		$14,340,509

Senior Living/Life Care — 10.0%
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/28	$225	$227,700
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	1,360	1,377,000
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/28	250	248,057
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/27	250	244,902
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/28	250	243,700
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	140	144,719
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/30	2,750	2,705,285

Security	Principal Amount (000’s omitted)	Value
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/30	$1,025	$978,526
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(1)	300	286,743
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 4.25%, 1/1/28	2,300	2,120,761
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.125%, 10/1/34	1,500	1,456,065
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/28	1,145	1,111,612
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.00%, 7/1/27	765	711,970
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.00%, 7/1/28	910	835,817
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/34	1,210	1,255,496
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/25(1)	1,200	1,206,696
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/29	1,100	1,103,399
Savannah Economic Development Authority, GA, (Marshes of Skidaway Island), 6.00%, 1/1/24	315	317,643
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	635	613,969
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/29	1,035	1,062,935
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.50%, 10/1/27(1)	900	890,262
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/26	345	353,484
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	500	476,445
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/28	750	709,305
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/28	1,200	1,275,108

		$21,957,599

Special Tax Revenue — 17.2%
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch), 4.25%, 5/1/26	$1,335	$1,349,084
Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development), 4.50%, 6/1/28(1)	750	747,967
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	895	916,319
New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/30(2)	10,000	10,683,500
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/30(2)	12,000	13,480,320
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/30(2)	2,000	2,222,500
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/31(2)	5,680	6,269,925
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/32(2)	2,120	2,322,545

		$37,992,160

Student Loan — 2.7%
Massachusetts Educational Financing Authority, (AMT), 4.125%, 1/1/29	$345	$344,258
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/27	3,000	3,362,670
New Jersey Higher Education Student Assistance Authority, Series 2013-1A, (AMT), 4.00%, 12/1/28	950	982,642
New Jersey Higher Education Student Assistance Authority, Series 2015-1A, (AMT), 4.00%, 12/1/28	1,220	1,291,541

		$5,981,111

Transportation — 10.5%
Foothill/Eastern Transportation Corridor Agency, CA, 5.00%, (0.00% until 1/15/24), 1/15/27	$2,000	$1,857,500
Grand Parkway Transportation Corp., TX, 4.95%, (0.00% until 10/1/23), 10/1/29	800	881,584
Grand Parkway Transportation Corp., TX, 5.05%, (0.00% until 10/1/23), 10/1/30	1,500	1,648,170
Grand Parkway Transportation Corp., TX, 5.20%, (0.00% until 10/1/23), 10/1/31	2,000	2,195,760
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	1,470	1,459,254

Security	Principal Amount (000’s omitted)	Value
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/28	$1,240	$782,515
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/34	4,000	4,132,480
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/36(2)	10,000	10,151,500

		$23,108,763

Water and Sewer — 6.6%
Detroit, MI, Water Supply System, Prerefunded to 7/1/21, 5.25%, 7/1/27	$1,000	$1,047,940
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/30	5,000	5,508,150
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(2)	7,500	7,895,025

		$14,451,115

Total Tax-Exempt Municipal Securities — 152.6% (identified cost $320,374,382)		$336,184,525

Taxable Municipal Securities — 4.7%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 2.9%
Atlantic City, NJ, 7.00%, 3/1/28	$2,910	$3,457,284
Chicago, IL, 7.375%, 1/1/33	1,000	1,071,230
Chicago, IL, 7.781%, 1/1/35	1,675	1,860,004

		$6,388,518

Insured-Transportation — 1.8%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/31	$5,805	$3,849,063

		$3,849,063

Total Taxable Municipal Securities — 4.7% (identified cost $8,301,037)		$10,237,581

Total Investments — 157.3% (identified cost $328,675,419)		$346,422,106

Other Assets, Less Liabilities — (57.3)%		$(126,187,322)

Net Assets — 100.0%		$220,234,784

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2020, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	12.0%
California	11.2%
Texas	10.7%
Arizona	10.4%
Others, representing less than 10% individually	55.7%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2020, 11.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 4.5% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $11,497,842 or 5.2% of the Trust’s net assets.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

SFMR	-	Single Family Mortgage Revenue

The Trust did not have any open derivative instruments at April 30, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$336,184,525	$—	$336,184,525
Taxable Municipal Securities	—	10,237,581	—	10,237,581
Total Investments	$—	$346,422,106	$—	$346,422,106

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.